NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes Payable		$ 225,000	$ 275,000
Conventional Non-Convertible Notes Payable					$ 21,438
Net Related Party Notes Payable	$ 11,810			$ 11,810	760,886
Related Party Notes Payable [Member]
Convertible Notes Payable	102,397			0	161,000
Conventional Non-Convertible Notes Payable	11,810			11,810	328,423
Notes Payable with Detached Free-standing Warrants	1,000,000			0	280,119
Unamortized Discount	(897,603)			0	(8,656)
Net Related Party Notes Payable	114,207			11,810	$ 760,886
Current portion	$ (11,810)			$ (91,000)